OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 114,134	$ 113,056	$ 107,179